Annual Fund Operating Expenses	Sep. 30, 2024
Class A Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments | PACE Mortgage-Backed Securities Fixed Income Investments
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2025
Class A Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments | PACE Mortgage-Backed Securities Fixed Income Investments | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.25%
Interest expense	1.11%
Miscellaneous expenses (includes administration fee of 0.10%)	0.49%
Other Expenses (as a percentage of Assets):	1.60%	[1]
Expenses (as a percentage of Assets)	2.30%
Fee Waiver or Reimbursement	(0.22%)	[2]
Net Expenses (as a percentage of Assets)	2.08%	[2]
Class A Prospectus - PACE Intermediate Fixed Income Investments | PACE Intermediate Fixed Income Investments
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2025
Class A Prospectus - PACE Intermediate Fixed Income Investments | PACE Intermediate Fixed Income Investments | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.25%
Miscellaneous expenses (includes administration fee of 0.10%)	0.41%	[3]
Expenses (as a percentage of Assets)	1.11%
Fee Waiver or Reimbursement	(0.25%)	[4]
Net Expenses (as a percentage of Assets)	0.86%	[4]
Class A Prospectus - PACE Strategic Fixed Income Investments | PACE Strategic Fixed Income Investments
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2025
Class A Prospectus - PACE Strategic Fixed Income Investments | PACE Strategic Fixed Income Investments | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.25%
Interest expense	0.19%
Miscellaneous expenses (includes administration fee of 0.10%)	0.31%	[5]
Other Expenses (as a percentage of Assets):	0.50%
Expenses (as a percentage of Assets)	1.18%
Fee Waiver or Reimbursement	(0.09%)	[6]
Net Expenses (as a percentage of Assets)	1.09%	[6]
Class A Prospectus - PACE Municipal Fixed Income Investments | PACE Municipal Fixed Income Investments
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2025
Class A Prospectus - PACE Municipal Fixed Income Investments | PACE Municipal Fixed Income Investments | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.25%
Miscellaneous expenses (includes administration fee of 0.10%)	0.31%	[7]
Expenses (as a percentage of Assets)	0.96%
Fee Waiver or Reimbursement	(0.14%)	[8]
Net Expenses (as a percentage of Assets)	0.82%	[8]
Class A Prospectus - PACE Global Fixed Income Investments | PACE Global Fixed Income Investments
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2025
Class A Prospectus - PACE Global Fixed Income Investments | PACE Global Fixed Income Investments | CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Miscellaneous expenses (includes administration fee of 0.10%)	0.55%	[9]
Expenses (as a percentage of Assets)	1.30%
Fee Waiver or Reimbursement	(0.27%)	[10]
Net Expenses (as a percentage of Assets)	1.03%	[10]
Class A Prospectus - PACE High Yield Investments | PACE High Yield Investments
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2025
Class A Prospectus - PACE High Yield Investments | PACE High Yield Investments | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Miscellaneous expenses (includes administration fee of 0.10%)	0.41%	[11]
Expenses (as a percentage of Assets)	1.26%
Fee Waiver or Reimbursement	(0.20%)	[12]
Net Expenses (as a percentage of Assets)	1.06%	[12]
Class A Prospectus - PACE Large Co Value Equity Investments | PACE Large Co Value Equity Investments | CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.66%
Distribution and Service (12b-1) Fees	0.25%
Miscellaneous expenses (includes administration fee of 0.10%)	0.23%	[13]
Expenses (as a percentage of Assets)	1.14%
Class A Prospectus - PACE Large Co Growth Equity Investments | PACE Large Co Growth Equity Investments
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2025
Class A Prospectus - PACE Large Co Growth Equity Investments | PACE Large Co Growth Equity Investments | CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.25%
Miscellaneous expenses (includes administration fee of 0.10%)	0.21%	[14]
Expenses (as a percentage of Assets)	1.15%
Fee Waiver or Reimbursement	(0.02%)	[15]
Net Expenses (as a percentage of Assets)	1.13%	[15]
Class A Prospectus - PACE Small/Medium Co Value Equity Investments | PACE Small/Medium Co Value Equity Investments | CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Miscellaneous expenses (includes administration fee of 0.10%)	0.34%	[16]
Expenses (as a percentage of Assets)	1.29%
Class A Prospectus - PACE Small/Medium Co Growth Equity Investments | PACE Small/Medium Co Growth Equity Investments | CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Miscellaneous expenses (includes administration fee of 0.10%)	0.33%	[17]
Expenses (as a percentage of Assets)	1.28%
Class A Prospectus - PACE International Equity Investments | PACE International Equity Investments
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2025
Class A Prospectus - PACE International Equity Investments | PACE International Equity Investments | CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.25%
Dividend expense, borrowing costs and related interest expense attributable to securities sold short	0.45%
Miscellaneous expenses (includes administration fee of 0.10%)	0.33%	[18]
Other Expenses (as a percentage of Assets):	0.78%
Expenses (as a percentage of Assets)	1.82%
Fee Waiver or Reimbursement	(0.12%)	[19]
Net Expenses (as a percentage of Assets)	1.70%	[19]
Class A Prospectus - PACE International Emerging Markets Equity Investments | PACE International Emerging Markets Equity Investments
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2025
Class A Prospectus - PACE International Emerging Markets Equity Investments | PACE International Emerging Markets Equity Investments | CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.25%
Miscellaneous expenses (includes administration fee of 0.10%)	0.53%	[20]
Expenses (as a percentage of Assets)	1.68%
Fee Waiver or Reimbursement	(0.23%)	[21]
Net Expenses (as a percentage of Assets)	1.45%	[21]
Class A Prospectus - PACE Global Real Estate Securities Investments | PACE Global Real Estate Securities Investments
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2025
Class A Prospectus - PACE Global Real Estate Securities Investments | PACE Global Real Estate Securities Investments | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Miscellaneous expenses (includes administration fee of 0.10%)	1.02%	[22]
Expenses (as a percentage of Assets)	1.97%
Fee Waiver or Reimbursement	(0.52%)	[23]
Net Expenses (as a percentage of Assets)	1.45%	[23]
Class A Prospectus - PACE Alternative Strategies Investments | PACE Alternative Strategies Investments
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2025
Class A Prospectus - PACE Alternative Strategies Investments | PACE Alternative Strategies Investments | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.30%
Distribution and Service (12b-1) Fees	0.25%
Dividend expense, borrowing costs and related interest expense attributable to securities sold short	0.61%
Miscellaneous expenses (includes administration fee of 0.10%)	0.59%
Other Expenses (as a percentage of Assets):	1.20%
Acquired Fund Fees and Expenses	0.14%	[24]
Expenses (as a percentage of Assets)	2.89%
Fee Waiver or Reimbursement	(0.31%)	[25]
Net Expenses (as a percentage of Assets)	2.58%	[25]
Class P Prospectus - UBS Government Money Market Investments Fund | PACE Mortgage-Backed Securities Fixed Income Investments
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2025
Class P Prospectus - UBS Government Money Market Investments Fund | PACE Mortgage-Backed Securities Fixed Income Investments | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Interest expense	1.11%
Miscellaneous expenses (includes administration fee of 0.10%)	0.55%
Other Expenses (as a percentage of Assets):	1.66%	[26]
Expenses (as a percentage of Assets)	2.11%
Fee Waiver or Reimbursement	(0.28%)	[27]
Net Expenses (as a percentage of Assets)	1.83%	[27]
Class P Prospectus - UBS Government Money Market Investments Fund | UBS Government Money Market Investments Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2025
Class P Prospectus - UBS Government Money Market Investments Fund | UBS Government Money Market Investments Fund | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Miscellaneous expenses (includes administration fee of 0.10%)	0.13%
Expenses (as a percentage of Assets)	0.28%
Fee Waiver or Reimbursement	(0.13%)	[28]
Net Expenses (as a percentage of Assets)	0.15%	[28]
Class P Prospectus - PACE Intermediate Fixed Income Investments | PACE Intermediate Fixed Income Investments
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2025
Class P Prospectus - PACE Intermediate Fixed Income Investments | PACE Intermediate Fixed Income Investments | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Miscellaneous expenses (includes administration fee of 0.10%)	0.43%	[29]
Expenses (as a percentage of Assets)	0.88%
Fee Waiver or Reimbursement	(0.27%)	[30]
Net Expenses (as a percentage of Assets)	0.61%	[30]
Class P Prospectus - PACE Strategic Fixed Income Investments | PACE Strategic Fixed Income Investments
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2025
Class P Prospectus - PACE Strategic Fixed Income Investments | PACE Strategic Fixed Income Investments | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.00%
Interest expense	0.19%
Miscellaneous expenses (includes administration fee of 0.10%)	0.33%	[31]
Other Expenses (as a percentage of Assets):	0.52%
Expenses (as a percentage of Assets)	0.95%
Fee Waiver or Reimbursement	(0.11%)	[32]
Net Expenses (as a percentage of Assets)	0.84%	[32]
Class P Prospectus - PACE Municipal Fixed Income Investments | PACE Municipal Fixed Income Investments
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2025
Class P Prospectus - PACE Municipal Fixed Income Investments | PACE Municipal Fixed Income Investments | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Miscellaneous expenses (includes administration fee of 0.10%)	0.30%	[33]
Expenses (as a percentage of Assets)	0.70%
Fee Waiver or Reimbursement	(0.13%)	[34]
Net Expenses (as a percentage of Assets)	0.57%	[34]
Class P Prospectus - PACE Global Fixed Income Investments | PACE Global Fixed Income Investments
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2025
Class P Prospectus - PACE Global Fixed Income Investments | PACE Global Fixed Income Investments | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Miscellaneous expenses (includes administration fee of 0.10%)	0.60%	[35]
Expenses (as a percentage of Assets)	1.10%
Fee Waiver or Reimbursement	(0.26%)	[36]
Net Expenses (as a percentage of Assets)	0.84%	[36]
Class P Prospectus - PACE High Yield Investments | PACE High Yield Investments
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2025
Class P Prospectus - PACE High Yield Investments | PACE High Yield Investments | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Miscellaneous expenses (includes administration fee of 0.10%)	0.51%	[37]
Expenses (as a percentage of Assets)	1.11%
Fee Waiver or Reimbursement	(0.23%)	[38]
Net Expenses (as a percentage of Assets)	0.88%	[38]
Class P Prospectus - PACE Large Co Value Equity Investments | PACE Large Co Value Equity Investments
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2025
Class P Prospectus - PACE Large Co Value Equity Investments | PACE Large Co Value Equity Investments | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.66%
Distribution and Service (12b-1) Fees	0.00%
Miscellaneous expenses (includes administration fee of 0.10%)	0.24%	[39]
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	(0.01%)	[40]
Net Expenses (as a percentage of Assets)	0.89%	[40]
Class P Prospectus - PACE Large Co Growth Equity Investments | PACE Large Co Growth Equity Investments
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2025
Class P Prospectus - PACE Large Co Growth Equity Investments | PACE Large Co Growth Equity Investments | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Miscellaneous expenses (includes administration fee of 0.10%)	0.22%	[41]
Expenses (as a percentage of Assets)	0.91%
Fee Waiver or Reimbursement	(0.03%)	[42]
Net Expenses (as a percentage of Assets)	0.88%	[42]
Class P Prospectus - PACE Small/Medium Co Value Equity Investments | PACE Small/Medium Co Value Equity Investments
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2025
Class P Prospectus - PACE Small/Medium Co Value Equity Investments | PACE Small/Medium Co Value Equity Investments | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Miscellaneous expenses (includes administration fee of 0.10%)	0.41%	[43]
Expenses (as a percentage of Assets)	1.11%
Fee Waiver or Reimbursement	(0.07%)	[44]
Net Expenses (as a percentage of Assets)	1.04%	[44]
Class P Prospectus - PACE Small/Medium Co Growth Equity Investments | PACE Small/Medium Co Growth Equity Investments
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2025
Class P Prospectus - PACE Small/Medium Co Growth Equity Investments | PACE Small/Medium Co Growth Equity Investments | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Miscellaneous expenses (includes administration fee of 0.10%)	0.43%	[45]
Expenses (as a percentage of Assets)	1.13%
Fee Waiver or Reimbursement	(0.05%)	[46]
Net Expenses (as a percentage of Assets)	1.08%	[46]
Class P Prospectus - PACE International Equity Investments | PACE International Equity Investments
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2025
Class P Prospectus - PACE International Equity Investments | PACE International Equity Investments | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Dividend expense, borrowing costs and related interest expense attributable to securities sold short	0.45%
Miscellaneous expenses (includes administration fee of 0.10%)	0.29%	[47]
Other Expenses (as a percentage of Assets):	0.74%
Expenses (as a percentage of Assets)	1.53%
Fee Waiver or Reimbursement	(0.08%)	[48]
Net Expenses (as a percentage of Assets)	1.45%	[48]
Class P Prospectus - PACE International Emerging Markets Equity Investments | PACE International Emerging Markets Equity Investments
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2025
Class P Prospectus - PACE International Emerging Markets Equity Investments | PACE International Emerging Markets Equity Investments | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.56%	[49]
Expenses (as a percentage of Assets)	1.46%
Fee Waiver or Reimbursement	(0.26%)	[50]
Net Expenses (as a percentage of Assets)	1.20%	[50]
Class P Prospectus - PACE Global Real Estate Securities Investments | PACE Global Real Estate Securities Investments
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2025
Class P Prospectus - PACE Global Real Estate Securities Investments | PACE Global Real Estate Securities Investments | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Miscellaneous expenses (includes administration fee of 0.10%)	1.22%	[51]
Expenses (as a percentage of Assets)	1.92%
Fee Waiver or Reimbursement	(0.72%)	[52]
Net Expenses (as a percentage of Assets)	1.20%	[52]
Class P Prospectus - PACE Alternative Strategies Investments | PACE Alternative Strategies Investments
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2025
Class P Prospectus - PACE Alternative Strategies Investments | PACE Alternative Strategies Investments | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.30%
Distribution and Service (12b-1) Fees	0.00%
Dividend expense, borrowing costs and related interest expense attributable to securities sold short	0.61%
Miscellaneous expenses (includes administration fee of 0.10%)	0.57%
Other Expenses (as a percentage of Assets):	1.18%
Acquired Fund Fees and Expenses	0.14%	[53]
Expenses (as a percentage of Assets)	2.62%
Fee Waiver or Reimbursement	(0.29%)	[54]
Net Expenses (as a percentage of Assets)	2.33%	[54]
Class P2 Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments | PACE Mortgage-Backed Securities Fixed Income Investments
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2025
Class P2 Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments | PACE Mortgage-Backed Securities Fixed Income Investments | Class P2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Miscellaneous expenses (includes administration fee of 0.10%)	1.66%	[55]
Expenses (as a percentage of Assets)	2.11%
Fee Waiver or Reimbursement	(0.32%)	[56]
Net Expenses (as a percentage of Assets)	1.79%	[56]
Class P2 Prospectus - PACE Intermediate Fixed Income Investments | PACE Intermediate Fixed Income Investments
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2025
Class P2 Prospectus - PACE Intermediate Fixed Income Investments | PACE Intermediate Fixed Income Investments | Class P2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Miscellaneous expenses (includes administration fee of 0.10%)	0.43%	[57]
Expenses (as a percentage of Assets)	0.88%
Fee Waiver or Reimbursement	(0.33%)	[58]
Net Expenses (as a percentage of Assets)	0.55%	[58]
Class P2 Prospectus - PACE Strategic Fixed Income Investments | PACE Strategic Fixed Income Investments
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2025
Class P2 Prospectus - PACE Strategic Fixed Income Investments | PACE Strategic Fixed Income Investments | Class P2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.00%
Interest expense	0.19%
Miscellaneous expenses (includes administration fee of 0.10%)	0.33%	[59]
Other Expenses (as a percentage of Assets):	0.52%
Expenses (as a percentage of Assets)	0.95%
Fee Waiver or Reimbursement	(0.30%)	[60]
Net Expenses (as a percentage of Assets)	0.65%	[60]
Class P2 Prospectus - PACE Municipal Fixed Income Investments | PACE Municipal Fixed Income Investments
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2025
Class P2 Prospectus - PACE Municipal Fixed Income Investments | PACE Municipal Fixed Income Investments | Class P2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Miscellaneous expenses (includes administration fee of 0.10%)	0.30%	[61]
Expenses (as a percentage of Assets)	0.70%
Fee Waiver or Reimbursement	(0.31%)	[62]
Net Expenses (as a percentage of Assets)	0.39%	[62]
Class P2 Prospectus - PACE Global Fixed Income Investments | PACE Global Fixed Income Investments
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2025
Class P2 Prospectus - PACE Global Fixed Income Investments | PACE Global Fixed Income Investments | Class P2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Miscellaneous expenses (includes administration fee of 0.10%)	0.60%	[63]
Expenses (as a percentage of Assets)	1.10%
Fee Waiver or Reimbursement	(0.42%)	[64]
Net Expenses (as a percentage of Assets)	0.68%	[64]
Class P2 Prospectus - PACE High Yield Investments | PACE High Yield Investments
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2025
Class P2 Prospectus - PACE High Yield Investments | PACE High Yield Investments | Class P2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Miscellaneous expenses (includes administration fee of 0.10%)	0.36%	[65]
Expenses (as a percentage of Assets)	0.96%
Fee Waiver or Reimbursement	(0.38%)	[56]
Net Expenses (as a percentage of Assets)	0.58%	[56]
Class P2 Prospectus - PACE Large Co Value Equity Investments | PACE Large Co Value Equity Investments
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2025
Class P2 Prospectus - PACE Large Co Value Equity Investments | PACE Large Co Value Equity Investments | Class P2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.66%
Distribution and Service (12b-1) Fees	0.00%
Miscellaneous expenses (includes administration fee of 0.10%)	0.24%	[66]
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	(0.47%)	[67]
Net Expenses (as a percentage of Assets)	0.43%	[67]
Class P2 Prospectus - PACE Large Co Growth Equity Investments | PACE Large Co Growth Equity Investments
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2025
Class P2 Prospectus - PACE Large Co Growth Equity Investments | PACE Large Co Growth Equity Investments | Class P2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Miscellaneous expenses (includes administration fee of 0.10%)	0.22%	[68]
Expenses (as a percentage of Assets)	0.91%
Fee Waiver or Reimbursement	(0.54%)	[69]
Net Expenses (as a percentage of Assets)	0.37%	[69]
Class P2 Prospectus - PACE Small/Medium Co Value Equity Investments | PACE Small/Medium Co Value Equity Investments
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2025
Class P2 Prospectus - PACE Small/Medium Co Value Equity Investments | PACE Small/Medium Co Value Equity Investments | Class P2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Miscellaneous expenses (includes administration fee of 0.10%)	0.41%	[70]
Expenses (as a percentage of Assets)	1.11%
Fee Waiver or Reimbursement	(0.43%)	[71]
Net Expenses (as a percentage of Assets)	0.68%	[71]
Class P2 Prospectus - PACE Small/Medium Co Growth Equity Investments | PACE Small/Medium Co Growth Equity Investments
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2025
Class P2 Prospectus - PACE Small/Medium Co Growth Equity Investments | PACE Small/Medium Co Growth Equity Investments | Class P2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Miscellaneous expenses (includes administration fee of 0.10%)	0.43%	[72]
Expenses (as a percentage of Assets)	1.13%
Fee Waiver or Reimbursement	(0.42%)	[73]
Net Expenses (as a percentage of Assets)	0.71%	[73]
Class P2 Prospectus - PACE International Equity Investments | PACE International Equity Investments
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2025
Class P2 Prospectus - PACE International Equity Investments | PACE International Equity Investments | Class P2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Dividend expense, borrowing costs and related interest expense attributable to securities sold short	0.44%
Miscellaneous expenses (includes administration fee of 0.10%)	0.24%	[74]
Other Expenses (as a percentage of Assets):	0.68%
Expenses (as a percentage of Assets)	1.47%
Fee Waiver or Reimbursement	(0.62%)	[75]
Net Expenses (as a percentage of Assets)	0.85%	[75]
Class P2 Prospectus - PACE International Emerging Markets Equity Investments | PACE International Emerging Markets Equity Investments
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2025
Class P2 Prospectus - PACE International Emerging Markets Equity Investments | PACE International Emerging Markets Equity Investments | Class P2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.44%	[76]
Expenses (as a percentage of Assets)	1.34%
Fee Waiver or Reimbursement	(0.41%)	[77]
Net Expenses (as a percentage of Assets)	0.93%	[77]
Class P2 Prospectus - PACE International Emerging Markets Equity Investments | PACE Global Real Estate Securities Investments
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2025
Class P2 Prospectus - PACE International Emerging Markets Equity Investments | PACE Global Real Estate Securities Investments | Class P2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Miscellaneous expenses (includes administration fee of 0.10%)	1.22%	[78]
Expenses (as a percentage of Assets)	1.92%
Fee Waiver or Reimbursement	(0.28%)	[79]
Net Expenses (as a percentage of Assets)	1.64%	[79]
Class P2 Prospectus - PACE Alternative Strategies Investments | PACE Alternative Strategies Investments
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2025
Class P2 Prospectus - PACE Alternative Strategies Investments | PACE Alternative Strategies Investments | Class P2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.30%
Distribution and Service (12b-1) Fees	0.00%
Dividend expense, borrowing costs and related interest expense attributable to securities sold short	0.61%
Miscellaneous expenses (includes administration fee of 0.10%)	0.62%
Other Expenses (as a percentage of Assets):	1.23%
Acquired Fund Fees and Expenses	0.14%	[80]
Expenses (as a percentage of Assets)	2.67%
Fee Waiver or Reimbursement	(0.80%)	[81]
Net Expenses (as a percentage of Assets)	1.87%	[81]
UBS Government Money Market Investments Fund | UBS Government Money Market Investments Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2025
UBS Government Money Market Investments Fund | UBS Government Money Market Investments Fund | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Miscellaneous expenses (includes administration fee of 0.10%)	0.13%
Expenses (as a percentage of Assets)	0.28%
Fee Waiver or Reimbursement	(0.13%)	[82]
Net Expenses (as a percentage of Assets)	0.15%	[82]

[1]	"Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.
[2]	The fund and UBS Asset Management (Americas) LLC ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 30, 2025 (excluding, as applicable, (i) dividend expense, borrowing costs, and interest expense relating to short sales, and (ii) expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings, and extraordinary expenses) would not exceed 0.97% for Class A. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the class expenses in any of those three years to exceed this expense cap and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.
[3]	"Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.
[4]	The fund and UBS Asset Management (Americas) LLC ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 30, 2025 (excluding, as applicable, (i) dividend expense, borrowing costs, and interest expense relating to short sales, and (ii) expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings, and extraordinary expenses) would not exceed 0.86% for Class A. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the class expenses in any of those three years to exceed this expense cap and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.
[5]	"Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.
[6]	The fund and UBS Asset Management (Americas) LLC ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 30, 2025 (excluding, as applicable, (i) dividend expense, borrowing costs, and interest expense relating to short sales, and (ii) expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings, and extraordinary expenses) would not exceed 0.90% for Class A. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the class expenses in any of those three years to exceed this expense cap and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.
[7]	"Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.
[8]	The fund and UBS Asset Management (Americas) LLC ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 30, 2025 (excluding, as applicable, (i) dividend expense, borrowing costs, and interest expense relating to short sales, and (ii) expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings, and extraordinary expenses) would not exceed 0.82% for Class A. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the class expenses in any of those three years to exceed this expense cap and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.
[9]	"Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.
[10]	The fund and UBS Asset Management (Americas) LLC ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expense through November 30, 2025 (excluding, as applicable, (i) dividend expense, borrowing costs, and interest expense relating to short sales, and (ii) expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings, and extraordinary expenses) would not exceed 1.03% for Class A. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the class expenses in any of those three years to exceed this expense cap and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.
[11]	"Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.
[12]	The fund and UBS Asset Management (Americas) LLC ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 30, 2025 (excluding, as applicable, (i) dividend expense, borrowing costs, and interest expense relating to short sales, and (ii) expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings, and extraordinary expenses) would not exceed 1.06% for Class A. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the class expenses in any of those three years to exceed this expense cap and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.
[13]	"Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.
[14]	"Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.
[15]	The fund and UBS Asset Management (Americas) LLC ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expense through November 30, 2025 (excluding, as applicable, (i) dividend expense, borrowing costs, and interest expense relating to short sales, and (ii) expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings, and extraordinary expenses) would not exceed 1.13% for Class A. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the class expenses in any of those three years to exceed this expense cap and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.
[16]	"Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.
[17]	"Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.
[18]	"Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.
[19]	The fund and UBS Asset Management (Americas) LLC ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 30, 2025 (excluding, as applicable, (i) dividend expense, borrowing costs, and interest expense relating to short sales, and (ii) expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings, and extraordinary expenses) would not exceed 1.25% for Class A. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the class expenses in any of those three years to exceed this expense cap and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.
[20]	"Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.
[21]	The fund and UBS Asset Management (Americas) LLC ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 30, 2025 (excluding, as applicable, (i) dividend expense, borrowing costs, and interest expense relating to short sales, and (ii) expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings, and extraordinary expenses) would not exceed 1.45% for Class A. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the class expenses in any of those three years to exceed this expense cap and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.
[22]	"Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.
[23]	The fund and UBS Asset Management (Americas) LLC ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 30, 2025 (excluding, as applicable, (i) dividend expense, borrowing costs, and interest expense relating to short sales, and (ii) expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings, and extraordinary expenses) would not exceed 1.45% for Class A. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the class expenses in any of those three years to exceed this expense cap and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.
[24]	Since the "Acquired fund fees and expenses" are not directly borne by the fund, they are not reflected in the fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after fee waiver and/or expense reimbursements" may differ from those presented in the financial highlights.
[25]	The fund and UBS Asset Management (Americas) LLC ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated: (1) for any period during which UBS Financial Services Inc. relies on and UBS AM operates under the Department of Labor individual Prohibited Transaction Exemption 96-59, to waive its management fees through November 30, 2025 to the extent necessary to offset the cost savings to UBS AM for allocating a portion of the fund's assets to other unaffiliated pooled investment vehicles and index futures; and (2) waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 30, 2025 (excluding, as applicable, (i) dividend expense, borrowing costs, and interest expense relating to short sales, and (ii) expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings, and extraordinary expenses) would not exceed 1.83% for Class A. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses (pursuant to item (2)) to the extent that it can do so over the following three fiscal years without causing the class expenses in any of those three years to exceed this expense cap and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.
[26]	"Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.
[27]	The fund and UBS Asset Management (Americas) LLC ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 30, 2025 (excluding, as applicable, (i) dividend expense, borrowing costs, and interest expense relating to short sales, and (ii) expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings, and extraordinary expenses) would not exceed 0.72% for Class P. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the fol- lowing three fiscal years without causing the class expenses in any of those three years to exceed this expense cap and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.
[28]	The fund and UBS Asset Management (Americas) LLC ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to: (1) waive its management fees through November 30, 2025 in an amount equal to 0.13% of the fund's average daily net assets; and (2) waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 30, 2025 (with certain exclusions, as applicable, including interest expense, expenses related to shareholders' meetings, and extraordinary items) would not exceed 0.60% for Class P. "Management fee waiver/expense reimbursements" are based on estimated amounts for the current fiscal year. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the class expenses in any of those three years to exceed this expense cap and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be ter- minated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.
[29]	"Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.
[30]	The fund and UBS Asset Management (Americas) LLC ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 30, 2025 (excluding, as applicable, (i) dividend expense, borrowing costs, and interest expense relating to short sales, and (ii) expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings,and extraordinary expenses) would not exceed 0.61% for Class P. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the class expenses in any of those three years to exceed this expense cap and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.
[31]	"Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.
[32]	The fund and UBS Asset Management (Americas) LLC ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 30, 2025 (excluding, as applicable, (i) dividend expense, borrowing costs, and interest expense relating to short sales, and (ii) expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings, and extraordinary expenses) would not exceed 0.65% for Class P. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the class expenses in any of those three years to exceed this expense cap and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.
[33]	"Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.
[34]	The fund and UBS Asset Management (Americas) LLC ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 30, 2025 (excluding, as applicable, (i) dividend expense, borrowing costs, and interest expense relating to short sales, and (ii) expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings, and extraordinary expenses) would not exceed 0.57% for Class P. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the class expenses in any of those three years to exceed this expense cap and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.
[35]	"Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.
[36]	The fund and UBS Asset Management (Americas) LLC ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 30, 2025 (excluding, as applicable, (i) dividend expense, borrowing costs, and interest expense relating to short sales, and (ii) expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings, and extraordinary expenses) would not exceed 0.84% for Class P. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the class expenses in any of those three years to exceed this expense cap and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.
[37]	"Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.
[38]	The fund and UBS Asset Management (Americas) LLC ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 30, 2025 (excluding, as applicable, (i) dividend expense, borrowing costs, and interest expense relating to short sales, and (ii) expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings, and extraordinary expenses) would not exceed 0.88% for Class P. "Management fee waiver/expense reimbursements" are based on estimated amounts for the current fiscal year. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the class expenses in any of those three years to exceed this expense cap and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.
[39]	"Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.
[40]	The fund and UBS Asset Management (Americas) LLC ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 30, 2025 (excluding, as applicable, (i) dividend expense, borrowing costs, and interest expense relating to short sales, and (ii) expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings, and extraordinary expenses) would not exceed 0.89% for Class P. "Management fee waiver/expense reimbursements" are based on estimated amounts for the current fiscal year. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the class expenses in any of those three years to exceed this expense cap and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.
[41]	"Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.
[42]	The fund and UBS Asset Management (Americas) LLC ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 30, 2025 (excluding, as applicable, (i) dividend expense, borrowing costs, and interest expense relating to short sales, and (ii) expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings,and extraordinary expenses) would not exceed 0.88% for Class P. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the class expenses in any of those three years to exceed this expense cap and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.
[43]	"Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.
[44]	The fund and UBS Asset Management (Americas) LLC ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 30, 2025 (excluding, as applicable, (i) dividend expense, borrowing costs, and interest expense relating to short sales, and (ii) expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings, and extraordinary expenses) would not exceed 1.04% for Class P. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the class expenses in any of those three years to exceed this expense cap and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.
[45]	"Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.
[46]	The fund and UBS Asset Management (Americas) LLC ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 30, 2025 (excluding, as applicable, (i) dividend expense, borrowing costs, and interest expense relating to short sales, and (ii) expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings, and extraordinary expenses) would not exceed 1.08% for Class P. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the class expenses in any of those three years to exceed this expense cap and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.
[47]	"Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.
[48]	The fund and UBS Asset Management (Americas) LLC ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses of each class through November 30, 2025 (excluding, as applicable, (i) dividend expense, bor- rowing costs, and interest expense relating to short sales, and (ii) expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings, and extraordinary expenses) would not exceed 1.00% for Class P. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the class expenses in any of those three years to exceed this expense cap and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.
[49]	"Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.
[50]	The fund and UBS Asset Management (Americas) LLC ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses of each class through November 30, 2025 (excluding, as applicable, (i) dividend expense, borrowing costs, and interest expense relating to short sales, and (ii) expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings, and extraordinary expenses) would not exceed 1.20% for Class P. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the class expenses in any of those three years to exceed this expense cap and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.
[51]	"Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.
[52]	The fund and UBS Asset Management (Americas) LLC ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 30, 2025 (excluding, as applicable, (i) dividend expense, borrowing costs, and interest expense relating to short sales, and (ii) expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings, and extraordinary expenses) would not exceed 1.20% for Class P. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the class expenses in any of those three years to exceed this expense cap and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.
[53]	Since the "Acquired fund fees and expenses" are not directly borne by the fund, they are not reflected in the fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after fee waiver and/or expense reimbursements" may differ from those presented in the financial highlights.
[54]	The fund and UBS Asset Management (Americas) LLC ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated: (1) for any period during which UBS Financial Services Inc. relies on and UBS AM operates under the Department of Labor individual Prohibited Transaction Exemption 96-59, to waive its management fees through November 30, 2025 to the extent necessary to offset the cost savings to UBS AM for allocating a portion of the fund's assets to other unaffiliated pooled investment vehicles and index futures; and (2) waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 30, 2025 (excluding, as applicable, (i) dividend expense, borrowing costs, and interest expense relating to short sales, and (ii) expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings, and extraordinary expenses) would not exceed 1.58% for Class P. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses (pursuant to item (2)) to the extent that it can do so over the following three fiscal years without causing the class expenses in any of those three years to exceed this expense cap and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.
[55]	"Other expenses" are based on estimated amounts for the current fiscal year. "Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.
[56]	The fund and UBS AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated through November 30, 2025 with respect to Class P2 to waive (i) its management fees in an amount equal to the portion of the management fees UBS AM retains after payment by UBS AM of any subadvisory fees, and (ii) its administrative services fees in an amount equal to the portion of the administrative services fees UBS AM retains after payment by UBS AM of any sub-administration fees and charges paid to third parties. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM.
[57]	"Other expenses" are based on estimated amounts for the current fiscal year. "Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.
[58]	The fund and UBS AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated through November 30, 2025 with respect to Class P2 to waive (i) its management fees in an amount equal to the portion of the management fees UBS AM retains after payment by UBS AM of any subadvisory fees, and (ii) its administrative services fees in an amount equal to the portion of the administrative services fees UBS AM retains after payment by UBS AM of any sub-administration fees and charges paid to third parties. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM.
[59]	"Other expenses" are based on estimated amounts for the current fiscal year. "Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.
[60]	The fund and UBS AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated through November 30, 2025 with respect to Class P2 to waive (i) its management fees in an amount equal to the portion of the management fees UBS AM retains after payment by UBS AM of any subadvisory fees, and (ii) its administrative services fees in an amount equal to the portion of the administrative services fees UBS AM retains after payment by UBS AM of any sub-administration fees and charges paid to third parties. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM.
[61]	"Other expenses" are based on estimated amounts for the current fiscal year. "Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.
[62]	The fund and UBS AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated through November 30, 2025 with respect to Class P2 to waive (i) its management fees in an amount equal to the portion of the management fees UBS AM retains after payment by UBS AM of any subadvisory fees, and (ii) its administrative services fees in an amount equal to the portion of the administrative services fees UBS AM retains after payment by UBS AM of any sub-administration fees and charges paid to third parties. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM.
[63]	"Other expenses" are based on estimated amounts for the current fiscal year. "Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.
[64]	The fund and UBS AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated through November 30, 2025 with respect to Class P2 to waive (i) its management fees in an amount equal to the portion of the management fees UBS AM retains after payment by UBS AM of any subadvisory fees, and (ii) its administrative services fees in an amount equal to the portion of the administrative services fees UBS AM retains after payment by UBS AM of any sub-administration fees and charges paid to third parties. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM.
[65]	"Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.
[66]	"Other expenses" are based on estimated amounts for the current fiscal year. "Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.
[67]	The fund and UBS AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated through November 30, 2025 with respect to Class P2 to waive (i) its management fees in an amount equal to the portion of the management fees UBS AM retains after payment by UBS AM of any subadvisory fees, and (ii) its administrative services fees in an amount equal to the portion of the administrative services fees UBS AM retains after payment by UBS AM of any sub-administration fees and charges paid to third parties. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM.
[68]	"Other expenses" are based on estimated amounts for the current fiscal year. "Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.
[69]	The fund and UBS AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated through November 30, 2025 with respect to Class P2 to waive (i) its management fees in an amount equal to the portion of the management fees UBS AM retains after payment by UBS AM of any subadvisory fees, and (ii) its administrative services fees in an amount equal to the portion of the administrative services fees UBS AM retains after payment by UBS AM of any sub-administration fees and charges paid to third parties. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM.
[70]	"Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.
[71]	The fund and UBS AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated through November 30, 2025 with respect to Class P2 to waive (i) its management fees in an amount equal to the portion of the management fees UBS AM retains after payment by UBS AM of any subadvisory fees, and (ii) its administrative services fees in an amount equal to the portion of the administrative services fees UBS AM retains after payment by UBS AM of any sub-administration fees and charges paid to third parties. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM.
[72]	"Other expenses" are based on estimated amounts for the current fiscal year. "Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.
[73]	The fund and UBS AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated through November 30, 2025 with respect to Class P2 to waive (i) its management fees in an amount equal to the portion of the management fees UBS AM retains after payment by UBS AM of any subadvisory fees, and (ii) its administrative services fees in an amount equal to the portion of the administrative services fees UBS AM retains after payment by UBS AM of any sub-administration fees and charges paid to third parties. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM.
[74]	"Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.
[75]	The fund and UBS AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated through November 30, 2025 with respect to Class P2 to waive (i) its management fees in an amount equal to the portion of the management fees UBS AM retains after payment by UBS AM of any subadvisory fees, and (ii) its administrative services fees in an amount equal to the portion of the administrative services fees UBS AM retains after payment by UBS AM of any sub-administration fees and charges paid to third parties. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM.
[76]	"Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.
[77]	The fund and UBS AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated through November 30, 2025 with respect to Class P2 to waive (i) its management fees in an amount equal to the portion of the management fees UBS AM retains after payment by UBS AM of any subadvisory fees, and (ii) its administrative services fees in an amount equal to the portion of the administrative services fees UBS AM retains after payment by UBS AM of any sub-administration fees and charges paid to third parties. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM.
[78]	"Other expenses" are based on estimated amounts for the current fiscal year. "Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.
[79]	The fund and UBS AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated through November 30, 2025 with respect to Class P2 to waive (i) its management fees in an amount equal to the portion of the management fees UBS AM retains after payment by UBS AM of any subadvisory fees, and (ii) its administrative services fees in an amount equal to the portion of the administrative services fees UBS AM retains after payment by UBS AM of any sub-administration fees and charges paid to third parties. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM.
[80]	Since the "Acquired fund fees and expenses" are not directly borne by the fund, they are not reflected in the fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after fee waiver and/or expense reimbursements" may differ from those presented in the financial highlights.
[81]	The fund and UBS AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated through November 30, 2025 (i) with respect to Class P2 to waive its management fees in an amount equal to the portion of the management fees UBS AM retains after payment by UBS AM of any subadvisory fees, (ii) with respect to Class P2 to waive its administrative services fees in an amount equal to the portion of the administrative services fees UBS AM retains after payment by UBS AM of any sub-administration fees and charges paid to third parties, and (iii) for any period during which UBS Financial Services Inc. relies on and UBS AM operates under the Department of Labor individual Prohibited Transaction Exemption 96-59, to waive its management fees to the extent necessary to offset the cost savings to UBS AM for allocating a portion of the fund's assets to other unaffiliated pooled investment vehicles and index futures. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM.
[82]	The fund and UBS Asset Management (Americas) LLC ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to: (1) waive its management fees through November 30, 2025 in an amount equal to 0.13% of the fund's average daily net assets; and (2) waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 30, 2025 (with certain exclusions, as applicable, including interest expense, expenses related to shareholders' meetings, and extraordinary items) would not exceed 0.60%. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the class expenses in any of those three years to exceed this expense cap and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.